Loans Payable - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended
	Jun. 30, 2023	Jun. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Debt Instrument [Line Items]
Short-term loans				¥ 10,300	$ 1,445	¥ 5,343
Weighted average interest rates for outstanding borrowings				2.82%	2.82%	3.42%	3.42%
Unused line of credit for short term loans				¥ 12,800	$ 1,800	¥ 2,600
Outstanding borrowings from third party investors				14,200	2,000	13,700
London Interbank Offered Rate
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate			0.85%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate	0.93%
Interest Rate Swap | Designated as Hedging Instrument
Debt Instrument [Line Items]
Gross notional amounts of derivatives					2,000		$ 2,000
iQIYI
Debt Instrument [Line Items]
Short-term loans				3,600	503	3,300
Carrying amount of real estate used as collateral				509	72	522
Baidu Core Business [Member]
Debt Instrument [Line Items]
Short-term loans				6,700	942	2,000
Factoring Arrangements
Debt Instrument [Line Items]
Short-term loans				1,100	149	755
Factoring Arrangements | iQIYI
Debt Instrument [Line Items]
Structured payable arrangement amount				¥ 1,800	$ 249	¥ 1,500		¥ 1,100
A Group Of 22 Arrangers
Debt Instrument [Line Items]
Bank loan maturity period			5 years
Debt face amount			$ 3,000
A Group Of 22 Arrangers | Five-year bullet maturity term loan
Debt Instrument [Line Items]
Bank loan maturity period			5 years
Interest rate			1.71%
Debt face amount			$ 1,500
Proceeds from Issuance of Debt		$ 1,500
A Group Of 22 Arrangers | Revolving Credit Facility
Debt Instrument [Line Items]
Bank loan maturity period			5 years
Interest rate			1.71%
Debt face amount			$ 1,500
Proceeds from Issuance of Debt		$ 500